Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com



Telephone: 949/673-4510              Fax:  949/673-4525

                    January 7, 2016


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Scott Hill Acquisition Corporation

Greetings:

     I attach for filing the Scott Hill Acquisition Corporation registration statement on Form 10-12g. We are simultaneously filing additional identical registration statements on Forms 10-12g namely:

	Burney Hill Acquisition Corporation
	Cabot Hill Acquisition Corporation
	Event Hill Acquisition Corporation
	Franklin Hill Acquisition Corporation
	Grant Hill Acquisition Corporation
	Jackson Hill Acquisition Corporation
	Lincoln Hill Acquisition Corporation
	Perry Hill Acquisition Corporation
	Sherman Hill Acquisition Corporation


	                         Sincerely,



	                         /s/ Lee Cassidy
				  Cell phone:  202-415-3563